Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table and charts provide information about the relationship between compensation actually paid to our NEOs, as computed in accordance with Item 402(v) of Regulation S-K, and the Company's financial performance as well as the relationship between the Company's TSR and the TSR of the Company's peer group. The calculations included herein do not necessarily reflect the Company's approach to aligning compensation with performance, which is detailed in CD&A above.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO[1]	Compensation Actually Paid to CEO[1]	Average Summary Compensation Table Total for Non-PEO NEOs[2]	Average Compensation Actually Paid to Non-PEO NEOs[2]	IRT - Total Shareholder Return	Peer Group - Total Shareholder Return	Net (Loss) Income (in millions)	Core FFO per Share[4]
2025	$5,266,937	$4,286,462	$1,617,087	$1,439,250	$152.12	$126.71	$57.7	$1.17
2024	$5,034,440	$8,841,148	$1,483,302	$2,172,057	$160.93	$123.90	$40.0	$1.16
2023	$4,846,528	$2,913,725	$1,441,139	$833,804	$124.15	$118.09	$(17.8)	$1.15
2022	$4,856,465	$583,503	$1,754,644	$540,222	$130.87	$106.05	$120.7	$1.08
2021	$4,517,543	$15,562,928	$1,448,152	$4,047,439	$190.70	$141.30	$45.5	$0.84

(1)

The dollar amounts reported represent the amount of Compensation Actually Paid ("CAP") to our Chief Executive Officer ("CEO"), Scott Schaeffer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schaeffer during the applicable year. To calculate CAP to Mr. Schaeffer, for 2025, the following amounts were deducted from and added to Summary Compensation Table ("SCT") total compensation.

PEO Total Compensation Amount	$ 5,266,937	$ 5,034,440	$ 4,846,528	$ 4,856,465	$ 4,517,543
PEO Actually Paid Compensation Amount	$ 4,286,462	8,841,148	2,913,725	583,503	15,562,928
Adjustment To PEO Compensation, Footnote

CEO SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP
2025	$5,266,937	$2,825,675	$1,845,200	$4,286,462

(i)	Represents the grant date fair value of equity-based awards, as shown in the Stock Awards column of the Summary Compensation Table.
(ii)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the supplemental table below.

CEO Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$2,513,592	$(501,117)	$—	$(281,479)	$—	$114,204	$1,845,200

(2)

The dollar amounts reported in column (e) represent the average amount of CAP to the non-CEO named executive officers (“Non-CEO NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. The Non-CEO NEOs reflected in columns (d) and (e) consist of the following individuals for each of 2021 - 2025: James Sebra and Jason Delozier. In addition, Farrell Ender and Jessica Norman are included as Non-CEO NEOs from 2021-2023, Ella Neyland is included as a Non-CEO NEO for 2022 only and Ms. Weisbaum is included as a Non-CEO NEO for 2023-2025. To calculate CAP to our Non-CEO NEOs for 2025, the following amounts were deducted from and added to SCT total compensation.

Non-PEO NEO Average Total Compensation Amount	$ 1,617,087	1,483,302	1,441,139	1,754,644	1,448,152
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,439,250	2,172,057	833,804	540,222	4,047,439
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-CEO NEOs SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP
2025	$1,617,087	$596,519	$418,682	$1,439,250

(i)	Represents the grant date fair value of equity-based awards, as shown in the Stock Awards column of the Summary Compensation Table.
(ii)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the supplemental table below.
2026 Proxy Statement | 40

Average Non-CEO NEOs Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$530,637	$(86,988)	$—	$(45,045)	$—	$20,079	$418,682

(3)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the constituent members of the FTSE NAREIT Equity Index, which we use to prepare the stock performance graph in our Form 10-K.

(4)

We believe this non-GAAP financial measure is an additional appropriate measure of our operating performance. Please see Appendix A to this Proxy Statement for a discussion of CFFO, a non-GAAP financial measure, and a reconciliation to net income (loss), the most directly comparable GAAP financial measure.

Compensation Actually Paid vs. Net Income

Table 1 below graphs the dollar changes in CAP to our CEO, average CAP to our NON-CEO NEOs ("Executive Pay") and our net income for the five-year period ending December 31, 2025.

2026 Proxy Statement | 41

Compensation Actually Paid vs. Company Selected Measure	Table 2 below graphs the dollar changes in Executive Pay, and our CFFO per share for the five-year period ending December 31, 2025.
Total Shareholder Return Vs Peer Group	Table 3 below graphs the dollar changes in our Executive Pay, our TSR, and our peer group TSR for the five-year period ending December 31, 2025.
2026 Proxy Statement | 42

Tabular List, Table

Financial Performance Measures

The following list provides the financial performance measures that are the most important measures used to link executive compensation actually paid for fiscal year 2025 to company performance. The measures in this table are not ranked. Please see Appendix A to this Proxy Statement for a discussion of the non-GAAP financial measures listed below, and a reconciliation to the most directly comparable GAAP financial measures.

•	CFFO per Share	•	Operating Margin
•	G&A % of Revenue	•	Relative TSR
•	Net Debt-to-Adjusted EBITDA	•	Same-Store NOI Growth

Total Shareholder Return Amount	$ 152.12	160.93	124.15	130.87	190.7
Peer Group Total Shareholder Return Amount	126.71	123.9	118.09	106.05	141.3
Net Income (Loss)	$ 57,700,000	$ 40,000,000	$ (17,800,000)	$ 120,700,000	$ 45,500,000
Company Selected Measure Amount	1.17	1.16	1.15	1.08	0.84
Measure:: 1
Pay vs Performance Disclosure
Name	CFFO per Share
Measure:: 2
Pay vs Performance Disclosure
Name	G&A % of Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt-to-Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	Same-Store NOI Growth
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,845,200
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,825,675
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,513,592
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(501,117)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(281,479)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,204
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	418,682
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596,519
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	530,637
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,988)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,045)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 20,079